BASIS OF PRESENTATION (Details 2)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2009	Sep. 30, 2012 Minimum bank	Dec. 31, 2011 Fifth Third	Sep. 30, 2012 Vantiv Holding	Dec. 31, 2011 Vantiv Holding	Sep. 30, 2012 Vantiv Holding Fifth Third	Dec. 31, 2011 Vantiv Holding Fifth Third	Sep. 30, 2012 Vantiv Holding JPDN	Dec. 31, 2011 Vantiv Holding JPDN
Principles of consolidation
Ownership percentage by parent				60.53%	50.93%
Ownership percentage by non-controlling interest			48.93%			39.47%	48.93%	0.00%	0.14%
Sponsorship agreement
Sponsorship agreement term	10 years		10 years
Number of banks that provide the Company sponsorship into the card networks		1